Flow-through Share Premium Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) shares
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	5,391,201
Flow-through premium liability | $	$ 2,479
July 11, 2019
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	633,334
Flow-through share price	3.00
Premium per flow-through share	0.88
Flow-through premium liability | $	$ 557
March 23, 2018
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	1,091,826
Flow-through share price	2.35
Premium per flow-through share	0.67
Flow-through premium liability | $	$ 737
August 16, 2018
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	4,299,375
Flow-through share price	1.60 - $1.87
Premium per flow-through share	0.30 - $0.57
Flow-through premium liability | $	$ 1,742